SHAREHOLDERS' EQUITY (Details 6)	1 Months Ended	6 Months Ended
	Mar. 31, 2011	Jun. 30, 2012
Dividend yield		0.00%
Expected volatility		90.00%
Risk-free interest rate, Minimum		0.69%
Risk-free interest rate, Maximum		0.74%
Expected life	3 years	5 years
Forfeiture rate		0